INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charges recognized on intangible assets	$ 0	$ 0
Amortization expense of intangible assets	$ 4,624	$ 14,091